CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Treasury Shares [Member]		Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Losses [Member]	(Accumulated Losses) Retained Earnings [Member]	Noncontrolling Interests [Member]
BEGINNING BALANCE at Dec. 31, 2011	$ 3,187,652	$ 16,531	$ (106)		$ 3,223,274	$ (1,034)	$ (282,510)	$ 231,497
BEGINNING BALANCE (in shares) at Dec. 31, 2011		1,653,101,002	(10,552,328)	[1]
Net income for the year	398,672	0	0		0	0	417,203	(18,531)
Capital contribution from noncontrolling interests	140,000	0	0		0	0	0	140,000
Foreign currency translation adjustment	7	0	0		0	16	0	(9)
Change in fair value of forward exchange rate contracts	99	0	0		0	99	0	0
Change in fair value of interest rate swap agreements	0
Reclassification to earnings upon settlement of forward exchange rate contracts	(138)	0	0		0	(138)	0	0
Acquisition of assets and liabilities (Note 26)	1,860	0	0		0	0	0	1,860
Share-based compensation (Note 18)	8,973	0	0		8,973	0	0	0
Shares issued for future vesting of restricted shares and exercise of share options (Note 16) (in shares)		4,958,293	(4,958,293)	[1]
Shares issued for future vesting of restricted shares and exercise of share options (Note 16)	0	50	(50)		0	0	0	0
Issuance of shares for restricted shares vested (Note 16) (in shares)		0	1,276,634	[1]
Issuance of shares for restricted shares vested (Note 16)	0	0	13		(13)	0	0	0
Cancellation of vested restricted shares (in shares)		0	(6)	[1]
Cancellation of vested restricted shares	0	0	0		0	0	0	0
Exercise of share options (Note 16) (in shares)		0	2,966,955	[1]
Exercise of share options (Note 16)	3,631	0	30		3,601	0	0	0
Dividend declared (note 21)	0
ENDING BALANCE at Dec. 31, 2012	3,740,756	16,581	(113)		3,235,835	(1,057)	134,693	354,817
ENDING BALANCE (in shares) at Dec. 31, 2012		1,658,059,295	(11,267,038)	[1]
Net income for the year	578,013	0	0		0	0	637,463	(59,450)
Capital contribution from noncontrolling interests	280,000	0	0		0	0	0	280,000
Foreign currency translation adjustment	(23,399)	0	0		0	(14,535)	0	(8,864)
Change in fair value of forward exchange rate contracts	0
Change in fair value of interest rate swap agreements	0
Reclassification to earnings upon settlement of forward exchange rate contracts	0
Share-based compensation (Note 18)	15,002	0	0		14,119	0	0	883
Shares purchased under trust arrangement for future vesting of restricted shares (Note 16) (in shares)		0	(1,121,838)	[1]
Shares purchased under trust arrangement for future vesting of restricted shares (Note 16)	(8,770)	0	(8,770)		0	0	0	0
Transfer of shares purchased under trust arrangement for restricted shares vested (Note 16) (in shares)		0	378,579	[1]
Transfer of shares purchased under trust arrangement for restricted shares vested (Note 16)	0	0	2,965		(2,965)	0	0	0
Shares issued for future vesting of restricted shares and exercise of share options (Note 16) (in shares)		8,574,153	(8,574,153)	[1]
Shares issued for future vesting of restricted shares and exercise of share options (Note 16)	0	86	(86)		0	0	0	0
Issuance of shares for restricted shares vested (Note 16) (in shares)		0	1,297,902	[1]
Issuance of shares for restricted shares vested (Note 16)	0	0	13		(13)	0	0	0
Exercise of share options (Note 16) (in shares)		0	3,064,302	[1]
Exercise of share options (Note 16)	4,919	0	31		4,888	0	0	0
Change in shareholding of the Philippine subsidiaries (Note 27)	338,461	0	0		227,535	0	0	110,926
Dividend declared (note 21)	0
ENDING BALANCE at Dec. 31, 2013	4,924,982	16,667	(5,960)		3,479,399	(15,592)	772,156	678,312
ENDING BALANCE (in shares) at Dec. 31, 2013		1,666,633,448	(16,222,246)	[1]
Net income for the year	527,386	0	0		0	0	608,280	(80,894)
Capital contribution from noncontrolling interests	92,000	0	0		0	0	0	92,000
Foreign currency translation adjustment	(2,468)	0	0		0	(1,538)	0	(930)
Change in fair value of forward exchange rate contracts	0
Change in fair value of interest rate swap agreements	(19)	0	0		0	(19)	0	0
Reclassification to earnings upon settlement of forward exchange rate contracts	0
Share-based compensation (Note 18)	20,401	0	0		18,233	0	0	2,168
Shares purchased under trust arrangement for future vesting of restricted shares (Note 16) (in shares)		0	(208,278)	[1]
Shares purchased under trust arrangement for future vesting of restricted shares (Note 16)	(1,721)	0	(1,721)		0	0	0	0
Transfer of shares purchased under trust arrangement for restricted shares vested (Note 16) (in shares)		0	467,121	[1]
Transfer of shares purchased under trust arrangement for restricted shares vested (Note 16)	0	0	3,648		(3,648)	0	0	0
Shares issued for future vesting of restricted shares and exercise of share options (Note 16) (in shares)		0
Shares repurchased for retirement (Note 16) (in shares)		0	(36,649,344)	[1]
Shares repurchased for retirement (Note 16)	(300,495)	0	(300,495)		0	0	0	0
Retirement of shares (Note 16) (in shares)		(32,931,528)	32,931,528	[1]
Retirement of shares (Note 16)	0	(330)	271,341		(271,011)	0	0	0
Issuance of shares for restricted shares vested (Note 16) (in shares)		0	1,068,534	[1]
Issuance of shares for restricted shares vested (Note 16)	0	0	11		(11)	0	0	0
Exercise of share options (Note 16) (in shares)		0	928,299	[1]
Exercise of share options (Note 16)	2,156	0	9		2,147	0	0	0
Change in shareholding of the Philippine subsidiaries (Note 27)	122,166	0	0		57,293	0	0	64,873
Dividend declared (note 21)	(342,718)	0	0		(189,459)	0	(153,259)	0
ENDING BALANCE at Dec. 31, 2014	$ 5,041,670	$ 16,337	$ (33,167)		$ 3,092,943	$ (17,149)	$ 1,227,177	$ 755,529
ENDING BALANCE (in shares) at Dec. 31, 2014		1,633,701,920	(17,684,386)	[1]

[1]	The treasury shares represent i) new shares issued by the Company and held by the depository bank to facilitate the administration and operations of the Company's share incentive plans, and are to be delivered to the Directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options; ii) the shares purchased under a trust arrangement for the benefit of certain beneficiaries who are awardees under the 2011 Share Incentive Plan and held by a trustee to facilitate the future vesting of restricted shares in selected Directors, employees and consultants under the 2011 Share Incentive Plan; and iii) the shares repurchased by the Company under the Stock Repurchase Program pending for retirement.